Remuneration of the board of directors and senior management (Tables)	12 Months Ended
Dec. 31, 2024
Remuneration of the board of directors and senior management [Abstract]
Disclosure of detailed information about directors remunetarion for holding office explanatory [Text Block]

2024
DIRECTOR (Thousand euro)	FIXED ALLOWANCE	PER DIEMS	ADDITIONAL FIXED REMUNERATION (a)	TOTAL
Rafael del Pino	35	103	107	245
Oscar Fanjul	35	76	96	206
Ignacio Madridejos	35	51	61	148
María del Pino	35	51	61	148
José Fernando Sánchez-Junco	35	58	61	154
Philip Bowman	35	49	61	145
Hanne Sorensen	35	35	61	131
Bruno Di Leo	35	49	61	145
Juan Hoyos	35	51	61	148
Gonzalo Urquijo	35	56	61	152
Hildegard Wortmann	35	36	61	132
Alicia Reyes	35	49	61	145
TOTAL	420	665	815	1,900
(a) These amounts include the remaining amount up to the maximum annual amount of the 2024 compensation distributed pro rata among the Directors.
(*) The amounts shown are rounded.

2023
DIRECTOR (Thousand euro)	FIXED ALLOWANCE	PER DIEMS	ADDITIONAL FIXED REMUNERATION (a)	TOTAL
Rafael del Pino	35	119	99	253
Oscar Fanjul	35	86	87	208
Ignacio Madridejos	35	60	53	148
María del Pino	35	57	53	145
José Fernando Sánchez-Junco	35	66	53	154
Philip Bowman	35	55	53	143
Hanne Sorensen	35	47	53	135
Bruno Di Leo	35	55	53	143
Juan Hoyos	35	60	53	148
Gonzalo Urquijo	35	62	53	150
Hildegard Wortmann	35	42	53	130
Alicia Reyes Revuelta	35	55	53	143
TOTAL	420	764	716	1,900
(a) Includes the amount of the difference up to the maximum annual amount of the 2023 compensation distributed pro rata among the Directors.
(*) The amounts shown are rounded.

Disclosure of detailed information about individual executive directors remuneration explanatory [Text Block]

2024
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO (2)	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,500	1,450	2,950
Variable remuneration	2,786	2,097	4,883
Life insurance premiums	11	7	18
Other remuneration in kind	3	36	39
Plans linked to shares (1)	1,946	1,946	3,892
Total 2024	6,246	5,536	11,782
*Remuneration as executive directors
(1) In March 2024, a number of shares equivalent to the level of completion of the units allocated in 2021 were delivered, after the relevant withholding had been made. The shares received by Rafael del Pino and Ignacio Madridejos were reported to the Dutch regulator, the AFM (Autoriteit Financiële Markten), both on 14 March 2024.

2023
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,500	1,313	2,813
Variable remuneration	2,809	1,926	4,735
Life insurance premiums	10	5	15
Other remuneration in kind	3	13	16
Plans linked to shares (1)	795	795	1,590
Total 2023	5,117	4,052	9,169
*Remuneration as executive directors
(1) In March 2023, a number of shares equivalent to the level of completion of the units allocated in 2020 were delivered, after the relevant withholding had been made. The Spanish Regulator, the CNMV, was notified of the shares received by Rafael del Pino and by Ignacio Madridejos on 13/3/2023 and 9/3/2023, respectively (at that time, Ferrovial shares were only traded on the Spanish Stock Exchanges).
(2) EUR 1,150 thousand until June 15, 2023 and EUR 1,450 thousand from June 16, 2023 onwards.

2022
EXECUTIVE DIRECTORS’ REMUNERATION * (Thousand euro)	RAFAEL DEL PINO	IGNACIO MADRIDEJOS (2)	TOTAL
Fixed remuneration	1,500	1,150	2,650
Variable remuneration	2,609	1,538	4,147
Life insurance premiums	10	5	15
Share plans (1)	883	183	1,066
Total 2022	5,002	2,876	7,878
*Remuneration as executive directors
(1) In March 2022, a number of shares equivalent to the level of completion of the units allocated in 2019 were delivered, after the relevant withholding had been made. The CNMV was notified of the shares received by Rafael del Pino and by Ignacio Madridejos on 21/3/2022 and 17/3/2022, respectively.
(2) In 2022, the amount of EUR 8 thousand was allocated to Ignacio Madridejos as remuneration in kind relating to a company car.
Disclosure of detailed information about share based remuneration schemes explanatory [Text Block]

EXECUTIVE DIRECTORS’ PLAN AT 31.12.2024	UNITS		NO. OF VOTING RIGHTS	% NO. OF VOTING RIGHTS
Rafael del Pino y Calvo-Sotelo	2022 allocation	56,400	56,400	0.008%
	2023 allocation	50,680	50,680	0.007%
	2024 allocation	39,241	39,241	0.005%
Ignacio Madridejos Fernández	2022 allocation	56,400	56,400	0.008%
	2023 allocation	69,925	69,925	0.009%
	2024 allocation	61,441	61,441	0.008%

Disclosure of detailed information about senior management remuneration explanatory [Text Block]

SENIOR MANAGEMENT REMUNERATION (Thousand euro) (*)	2024	2023
Fixed remuneration	5,793	5,094
Variable remuneration	6,205	5,534
Performance-based share plan	5,638	1,934
Remuneration as members of administrative bodies of other Group companies, jointly-controlled entities or associates	39	33
Insurance premiums	20	19
Other (1)	226	486
Other (2)	1,433	533
Total	19,355	13,633
(1) Separation of members of the Non-Management Committee (amount subject to personal income tax).
(2) Expatriates´ payments
(*) The Senior Management average remuneration is not broken down by gender in order to keep it confidential, given that there are not enough incumbents in each position of equal value